Segment reporting - Depreciation expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total depreciation expenses of property and equipment by segment
Total depreciation of property and equipment	¥ 3,245,369	¥ 3,511,825	¥ 4,220,521
China Mobility
Total depreciation expenses of property and equipment by segment
Total depreciation of property and equipment	371,022	360,612	306,382
International
Total depreciation expenses of property and equipment by segment
Total depreciation of property and equipment	73,716	92,903	124,633
Other Initiatives
Total depreciation expenses of property and equipment by segment
Total depreciation of property and equipment	¥ 2,800,631	¥ 3,058,310	¥ 3,789,506